Operating Lease - Schedule of Future Minimum Lease Payments Under Non-cancellable Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019		Mar. 31, 2019
Leases [Abstract]
2021	$ 56,794
2022	48,000	$ 56,794
2023	16,000	48,000
Total	120,794	135,691
Less: Interest	(13,996)	(17,294)
Present value of lease liability	106,798	118,397
Operating lease liability, current	(56,530)	(59,064)	[1]
Operating lease liability, long term	$ 50,268	$ 59,333

[1]	Represents lease payments to be made in the next 12 months